SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CIK000178115 Alussa Energy Acquisition Corp
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 29, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with FREYR A/S, a company organized under the laws of Norway (“FREYR”), the Sponsor, in the capacity as the representative for the Alussa shareholders in accordance with the terms and conditions of the Business Combination Agreement, FREYR Battery, a corporation in the form of a public limited liability company organized under the laws of Luxembourg (“Pubco”), Norway Sub 1 AS, a private limited liability company under the laws of Norway (“Norway Merger Sub 1”), Norway Sub 2 AS, a private limited liability company under the laws of Norway (“Norway Merger Sub 2” and together with Norway Merger Sub 1, the “Norway Merger Subs”), Adama Charlie Sub, a Cayman Islands exempted company (“Cayman Merger Sub”), certain shareholders of FREYR named in the Business Combination Agreement (the “Major Shareholders”), and ATS NEXT AS, in the capacity as the representative for the Major Shareholders in accordance with the terms and conditions of the Business Combination Agreement (the “Shareholder Representative”).

Prior to the completion of the transactions contemplated by the Business Combination Agreement, the Norway Merger Subs shall be wholly-owned subsidiaries of the Company.

Pursuant to the terms of the Business Combination Agreement, (a) the Company will merge with and into Cayman Merger Sub, with the Company continuing as the surviving entity (the “Cayman Merger”), (b) the Company will distribute all of its interests in Norway Merger Sub 1 to Pubco, (c) FREYR will merge with and into Norway Merger Sub 2, with Norway Merger Sub 2 continuing as the surviving entity (the “Norway Merger”), (d) Norway Merger Sub 1 will merge with and into Pubco, with Pubco continuing as the surviving entity (the “Cross-Border Merger”), as a result of which, (i) each issued and outstanding security of the Company immediately prior to the effective time of the Cayman Merger shall be exchanged for the right of the holder thereof to receive securities of Pubco in accordance with the Business Combination Agreement (or, in the case of Dissenting Purchaser Shareholders, if any, the right to receive the fair value of such holder’s Dissenting Purchaser Ordinary Shares and such other rights as are granted by the Cayman Companies Law), (ii) each issued and outstanding security of FREYR immediately prior to the effective time of the Norway Merger shall be exchanged for the right of the holder thereof to receive securities of Norway Merger Sub 1 in accordance with the Business Combination Agreement and (iii) each issued and outstanding security of Norway Merger Sub 1 immediately prior to the Cross-Border Effective Time shall be exchanged for the right of the holder to receive securities of Pubco, all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with the provisions of applicable law.

The Business Combination will be consummated in accordance with the terms and subject to the conditions as further described in the Business Combination Agreement.

On February 9, 2021, the Company issued an unsecured promissory note to the Sponsor pursuant to the Working Capital Loans agreement as described in Note 6, by which the Company may borrow up to $1,500,000 in the aggregate. The note is non-interest bearing and payable on the earlier to occur of (i) the completion of an initial Business Combination or (ii) liquidation. On April 6, 2021, the Company borrowed $1,500,000 under the loan note. On April 30, 2021, the Sponsor elected to convert the loan note into 1,500,000 warrants that are identical to the Private Placement Warrants.